Equity-based Compensation Plans - Summary of Unvested Unit Activity (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Units, Granted | shares	5,822,790
Number of Units, Vested | shares	(339,914)
Number of Units, Unvested and outstanding, Ending balance | shares	5,482,876
Weighted average grant date fair value/unit, Granted | $ / shares	$ 22.22
Weighted average grant-date fair value, Vested | $ / shares	38.39
Weighted average grant-date fair value, Unvested and outstanding, Ending balance | $ / shares	$ 21.22
QLH Class B-1 Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Units, Granted | shares	583,398
Number of Units, Vested | shares	(53,047)
Number of Units, Forfeited | shares	(5,667)
Number of Units, Unvested and outstanding, Ending balance | shares	524,684
Weighted average grant-date fair value,Granted | $ / shares	$ 2.79
Weighted average grant-date fair value, Vested | $ / shares	1.77
Weighted average grant-date fair value, Forfeited | $ / shares	1.93
Weighted average grant-date fair value, Unvested and outstanding, Ending balance | $ / shares	$ 2.90
Restricted Class A Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Units, Granted | shares	1,210,253
Number of Units, Vested | shares	(120,516)
Number of Units, Forfeited | shares	(28,132)
Number of Units, Unvested and outstanding, Ending balance | shares	1,061,605
Weighted average grant date fair value/unit, Granted | $ / shares	$ 3.21
Weighted average grant-date fair value, Vested | $ / shares	1.72
Weighted average grant date fair value/unit, Forfeited | $ / shares	1.93
Weighted average grant-date fair value, Unvested and outstanding, Ending balance | $ / shares	$ 3.41